Long-Term Debt - Long-term Debt Issuances (Details) - Unsecured $ in Millions, $ in Millions	Jun. 30, 2023 USD ($)	May 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022
ITC | Unsecured senior notes, 2033 maturity
Debt Instrument [Line Items]
Interest rate	5.40%
Debt instrument, face amount	$ 500
Effective interest rate	5.32%
ITC | Unsecured senior notes, 2027 maturity
Debt Instrument [Line Items]
Interest rate	4.95%
Debt instrument, face amount	$ 300
ITC | Unsecured senior notes, 2022 issuance, 2027 maturity
Debt Instrument [Line Items]
Interest rate					4.95%
UNS Energy | Unsecured senior notes, 2053 maturity
Debt Instrument [Line Items]
Interest rate				5.50%
Debt instrument, face amount				$ 375
FortisAlberta | Unsecured senior debentures, 2053 maturity
Debt Instrument [Line Items]
Interest rate		4.86%
Debt instrument, face amount		$ 200
Central Hudson | Unsecured senior notes, 2033 maturity
Debt Instrument [Line Items]
Interest rate			5.68%
Debt instrument, face amount			$ 40
Central Hudson | Unsecured senior notes, 2035 maturity
Debt Instrument [Line Items]
Interest rate			5.78%
Debt instrument, face amount			$ 15
Central Hudson | Unsecured senior notes, 2038 maturity
Debt Instrument [Line Items]
Interest rate			5.88%
Debt instrument, face amount			$ 35